Payable to institutional funding partners and online investors (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Long-term borrowings and interest payable
Contractual obligations, Less than 1 year	$ 8,842	¥ 57,691	¥ 386,337
Contractual obligations, 1-2 years			54,067
Contractual obligation, Total	$ 8,842	¥ 57,691	¥ 440,404